Segment reporting	6 Months Ended
Mar. 31, 2020
Segment reporting
Segment reporting

Note 15 — Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company currently has three main products from which revenue is earned and expenses are incurred: Shiitake Mushroom, Mu Er Mushroom and other edible fungi and other agricultural products. The operations of these product categories have similar economic characteristics. In particular, the Company uses the same or similar production processes; sells to the same or similar type of customers and uses the same or similar methods to distribute these products. The resources required by these products share high similarity. Switching cost between different products is minimal. Production is primarily determined by sales orders received and market trend. Therefore, management, including the chief operating decision maker, primarily relies on the revenue data of different products in allocating resources and assessing performance. Based on management’s assessment, the Company has determined that it has only one operating segment and therefore one reportable segment as defined by ASC.

The following table presents revenue by major product categories (from third parties and related party) for the six months ended March 31, 2020 and 2019, respectively:

	For the six months ended March 31,
	2020	2019
Shiitake Mushrooms	$7,346,174	$8,346,344
Mu Er	5,762,752	5,167,414
Other edible fungi and other agricultural products	471,857	874,429
Total	$13,580,782	$14,388,187

All of the Company’s long-lived assets are located in PRC. Majority of the Company’s products are sold in China. Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the six months ended March 31,
	2020	2019
Revenue from China	$13,086,183	$12,887,262
Revenue from other countries	494,599	1,500,925
Total	$13,580,782	$14,388,187